SCHEDULE OF OTHER SUPPLEMENTAL INFORMATION RELATED TO OPERATING LEASES (Details)	Mar. 31, 2026	Mar. 31, 2025
Lease
Weighted average discount rate	5.25%	5.25%
Weighted average remaining lease term (years)	1 year 9 months 29 days	2 years 9 months 29 days